Change in reporting and functional currency	12 Months Ended
Apr. 30, 2026
Disclosure of Change in Reporting and Functional Currency [Abstract]
Change in reporting and functional currency [Text Block]

3. Change in reporting and functional currency

Presentation currency

The Company changed its presentation currency from Canadian dollars ("CAD") to United States dollars ("USD") for the year ended April 30, 2026. The change better aligns the presentation of the Company's financial results with its primary capital markets and the currency in which financing activities are predominantly denominated, and improves comparability with peers.

This represents a voluntary change in accounting policy and has been applied retrospectively, with comparative information restated for all periods presented as if the new presentation currency had always been applied, in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors and IAS 21 The Effects of Changes in Foreign Exchange Rates.

Restatement of previously reported financial information due to change in presentation currency

For comparative purposes, the consolidated statement of financial position and the Statements of profit or loss and other comprehensive income was performed as follows:

  Assets and liabilities were translated at the closing exchange rates at each reporting date.
  The opening statement of financial position as at  May 1, 2024 (beginning of the comparative period) was translated using the exchange rate at that date.
  The statement of financial position as at  April 30, 2025 (comparative reporting date) was translated using the exchange rate at that date.
  Equity components were translated using historical exchange rates.
  Income and expenses for the comparative year ended April 30, were translated using average exchange rates for the respective periods.

Resulting foreign currency translation differences were recognized in other comprehensive income and accumulated in the foreign currency translation reserve.

As a result of the retrospective application of the change in presentation currency, the Company presents an additional statement of financial position as at May 1, 2024.

Functional currency

Prior to November 1, 2025, the Company and its subsidiaries had functional currencies of CAD and Mexican pesos ("MXN") depending on where they were located. Effective November 1, 2025, the functional currency of the Company and its subsidiaries changed to USD.

This change was determined in accordance with IAS 21 The Effects of Changes in Foreign Exchange Rates and has been accounted for prospectively from the date of change.

The Company elected not to change the classification of outstanding warrants as a result of a change in the Company's functional currency.

Consolidated Statements of Financial Position

	April 30, 2025		May 1, 2024
	As previously reported, CAD$000	As restated, USD$000	As previously reported, CAD$000	As restated, USD$000
Cash and cash equivalents	132,617	96,016	37,548	27,316
Other current assets	30,390	22,002	18,210	13,256
Non-current assets	251,936	182,405	217,024	157,987
Total assets	414,943	300,423	272,782	198,559
Current liabilities	4,785	3,464	3,676	2,676
Non-current liabilities	1,607	1,164	-	-
Total liabilities	6,392	4,628	3,676	2,676

Share capital	421,293	320,764	270,775	211,498
Shares to be issued	8,459	5,813	883	654
Reserves	45,457	34,998	36,573	28,647
Accumulated other comprehensive income	8,913	(7,693)	21,927	2,567
Deficit	(75,571)	(58,087)	(61,051)	(47,483)
Total shareholders' equity	408,551	295,795	269,107	195,883

Consolidated Statements of Loss and Comprehensive Loss

	April 30, 2025
	As previously reported, CAD$000	As restated, USD$000
Net loss for the year	(7,851)	(5,820)
Other comprehensive loss	(13,014)	(10,260)
Total comprehensive loss	(20,865)	(16,080)
Basic and diluted loss per share	(0.03)	(0.02)